As filed with the Securities and Exchange Commission on February 28, 2001
                                                    Registration Nos. 333-19497
                                                                      811-08009
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment                                            [_]
         Post-Effective Amendment No. 9                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 10                                                   [X]

                        (Check appropriate box or boxes.)

                        PBHG INSURANCE SERIES FUND, INC.
               (Exact name of registrant as specified in charter)


                            1400 Liberty Ridge Drive
                            Wayne, Pennsylvania 19087

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                Harold J. Baxter
                            1400 Liberty Ridge Drive
                            Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:


    William H. Rheiner, Esq.          and to           John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                         1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                            Wayne, PA 19087
        (215) 864-8600                                   (610) 647-4100



Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| |  immediately upon filing pursuant to paragraph (b)

|_|  on _____________________ pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on __________ pursuant to paragraph (a)(1)

|X]  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Part A -- Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 8 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 20, 2000.

Part B -- Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 8 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 20, 2000.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Articles of Incorporation incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically on January 10, 1997 ("Registration Statement).

          Articles Supplementary of Registrant incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed electronically on February 13, 1998.

          Certificate  of  Correction   incorporated   herein  by  reference  to
          Post-Effective Amendment No. 4 to the Registration Statement as filed electronically on April 30, 1998.

          Articles   of   Amendment   incorporated   herein  by   reference   to
          Post-Effective Amendment No. 8 to the Registration Statement as filed electronically on December 20, 2000.

     (b)  Amended and Restated Bylaws incorporated by reference to PEA No. 4.

     (c)  Articles of Incorporation and Certificate of Correction filed as (a)

     (d) Investment Advisory Agreement dated January 25 , 2001, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. attached as Exhibit.


          Form of Schedule A dated ________ to the Investment Advisory Agreement dated January 25, 2001 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. attatched as Exhibit.


          Investment Sub-Advisory Agreement dated January 25 , 2001 by and between the Registrant, on behalf of the PBHG Select Value, Mid-Cap Value, and Small Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. attached as Exhibit.

     (e) Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 3.

          Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 4.

     (f)  Not Applicable

     (g) Custodian Agreement dated April 1, 1997, by and between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) incorporated herein by reference to PEA No. 4.

          Schedule A dated January 31, 2000 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank incorporated herein by reference to PEA 8.


     (h) Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. incorporated by reference to PEA No. 3.

          Schedule A dated January 31, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST systems, Inc. incorporated herein by reference to PEA No. 8.

          Addendum dated September 1, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 8.

          Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 3.

          Schedule A dated January 31, 2000 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 8.

          Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

          Amendment dated May 1, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

          Schedule A dated January 31, 2000 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services incorporated herein by reference to PEA No. 8.

          Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

          Schedule A dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

          Schedule B dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

          Form of Schedule A dated ____________ to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 8.

          Form of Fund Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

          Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

          Shareholder Services Agreement dated January 1, 1998 by and between Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 5.

     (i)  Opinion of Counsel. Attached as Exhibit.

     (j)  Not Applicable


     (k)  Not Applicable

     (l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No.5

     (m)  Not Applicable

     (n)  Not Applicable

     (o)  Not Applicable

     (p) Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of SEI Investments Distribution Company. Incorporated herein by reference to PEA No. 7.

     24   (a)  Directors' Power of Attorney incorporated herein by reference to
               PEA No. 1.

          (b) Officers' Power of Attorney incorporated herein by reference to PEA No. 1.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Bylaws of the Registrant include the following:

                                   ARTICLE IX

Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560 respectively).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                            July 15, 1982
SEI Liquid Asset Trust                            November 29, 1982
SEI Tax Exempt Trust                              December 3, 1982
SEI Index Funds                                   July 10, 1985
SEI Institutional Managed Trust                   January 22, 1987
SEI Institutional International Trust             August 30, 1988
The Advisors' Inner Circle Fund                   November 14, 1991
The Pillar Funds                                  February 28, 1992
CUFund                                            May 1, 1992
STI Classic Funds                                 May 29, 1992
First American Funds, Inc.                        November 1, 1992
First American Investment Funds, Inc.             November 1, 1992
The Arbor Fund                                    January 28, 1993
The Achievement Funds Trust                       December 27, 1994
Bishop Street Funds                               January 27, 1995
CrestFunds, Inc.                                  March 1, 1995
STI Classic Variable Trust                        August 18, 1995
Ark Funds                                         November 1, 1995
Huntington Funds                                  January 11, 1996
SEI Asset Allocation Trust                        April 1, 1996
TIP Funds                                         April 28, 1996
The PBHG Funds, Inc.                              June 1, 1996
SEI Institutional Investments Trust               June 14, 1996
First American Strategy Funds, Inc.               October 1, 1996
Highmark Funds                                    February 15, 1997
Armada Funds                                      March 8, 1997
Expedition Funds                                  June 9, 1997
TIP Institutional Funds                           January 1, 1998
Oak Associates Funds                              February 27, 1998
The Nevis Fund, Inc.                              June 29, 1998
The Parkstone Group of Funds                      September 14, 1998
Amerindo Funds                                    July 13, 1999
CNI Charter Funds                                 April 1, 1999
Parkstone Advantage Funds                         April 1, 1999
Huntington VA Funds                               October 15, 1999
Friends Ivory Funds                               December 16, 1999

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                   Positions and
                                                                   Offices with
Name                     Position and Office with Underwriter      Registrant
----                     ------------------------------------      ----------


Alfred P. West, Jr.      Director, Chairman                                -
                         Of Board of Directors
Mark J. Held             President & Chief Operating Officer               -
Robert M. Silvestri      Chief Financial Officer & Treasurer               -
Carmen V. Romeo          Director & Executive Vice President               -
Gilbert L. Beebower      Executive Vice President                          -

Dennis J. McGonigle      Executive Vice President                          -
Richard B. Lieb          Executive Vice President, President -             -
                         Investment Services Division
Leo J. Dolan, Jr.        Senior Vice President                             -
Carl A. Guarino          Senior Vice President                             -
Jack May                 Senior Vice President                             -
Hartland J. McKeown      Senior Vice President
Kevin P. Robins          Senior Vice President
Patrick K. Walsh         Senior Vice President                             -
Robert Crudup            Vice President & Managing Director                -
Vic Galef                Vice President & Managing Director                -
Kim Kirk                 Vice President & Managing Director                -
John Krzeminski          Vice President & Managing Director                -
Carolyn McLaurin         Vice President & Managing Director
Paul Lonergan            Vice President & Managing Director
John D. Anderson         Vice President & Managing Director
Scott W. Dellorfano      Vice President & Managing Director
Steven A. Gardner        Vice President & Managing Director
Wayne M. Withrow         Senior Vice President & Managing Director         -
Robert Aller             Vice President                                    -
Todd Cipperman           Senior Vice President & General Counsel
Barbara Doyne            Vice President                                    -
Jeff Drennen             Vice President                                    -
Kathy Heilig             Vice President                                    -
Jeff Jacobs              Vice President                                    -
Samuel King              Vice President                                    -
Joanne Nelson            Vice President                                    -
Mark Nagle               Vice President                                    -
Cynthia M. Parrish       Vice President & Secretary                        -
Rob Redican              Vice President                                    -
Maria Reinehart          Vice President                                    -
Steve Smith              Vice President                                    -
Daniel Spaventa          Vice President                                    -
Ellen Marquis            Vice President
Kathryn L. Stanton       Vice President
S. Courtney Collier      Vice President & Assistant Secretary              -
Lydia A. Gavalis         Vice President & Assistant Secretary              -
Greg Gettinger           Vice President & Assistant Secretary              -
Timothy Barto            Vice President & Assistant Secretary
Richard Deak             Vice President & Assistant Secretary
James Foggo              Vice President & Assistant Secretary
Christine McCullough     Vice President & Assistant Secretary
Lori White               Vice President & Assistant Secretary              -

c.  None.

ITEM  28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     First Union National Bank (successor to CoreStates Bank, N.A.) 123 South Broad Street
     Philadelphia, PA 19109

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.
     1400 Liberty Ridge Drive
     Wayne, PA 19087

     Pilgrim Baxter Value Investors, Inc.
     1400 Liberty Ridge Drive
     Wayne, PA 19087

ITEM 29. MANAGEMENT SERVICES:

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 28th day of February, 2001.

                                            PBHG INSURANCE SERIES FUND, INC.
                                            Registrant


                                            By: /s/ Harold J. Baxter
                                                --------------------------------
                                                Harold J. Baxter
                                                Chairman and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons on the 28th day of February 2001 in the capacities and on the dates indicated.


SIGNATURE AND TITLE                                                    DATE
-------------------                                                    ----


/s/ Harold J. Baxter          Chairman and Director            February 28, 2001
-----------------------
Harold J. Baxter

           *                  Director                         February 28, 2001
-----------------------
John R. Bartholdson

           *                  Director                         February 28, 2001
-----------------------
Jettie M. Edwards

           *                  Director                         February 28, 2001
-----------------------
Albert A. Miller

/s/ Gary L. Pilgrim           President                        February 28, 2001
-----------------------
Gary L. Pilgrim

/s/ Lee T. Cummings           Treasurer, Chief Financial       February 28, 2001
-----------------------         Officer and Controller
Lee T. Cummings



                                 *By: /s/ John M. Zerr
                                      ----------------------
                                      John M. Zerr
                                      Attorney-in-Fact

                                  EXHIBIT LIST

Exhibit
Number            Description
------            -----------

EX-99.D Investment Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

          Form of Schedule A dated __________ to the Investment Advisory Agreement dated January 25, 2001 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. attatched as Exhibit.

          Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG Select Value, Mid-Cap Value, and Small Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

EX-99.I   Consent of Counsel